Commitments, contingent liabilities and contingent assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Commitments
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these Financial Statements	$ 1,727	$ 1,575